OTHER INCOME (EXPENSE) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Other Income and Expenses [Abstract]
Interest income	$ 269	$ 1,009	$ 237
Interest expense	(154)	(134)	(345)
Noninterest Income	0	(21)	10
Other income (expense) (note 10)	$ 115	$ 854	$ (98)